Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
18. Fair value measurements
Assets and liabilities disclosed at fair value
The Company measures its cash and cash equivalents,
restricted cash and cash equivalents
, time deposits, loan principal and financing service fee receivables, finance lease receivables, convertible senior notes and borrowings at amortized cost. The carrying value of loan principal and financing service fee receivables approximate their fair value due to their short-term nature and are considered a level 3 measurement. The fair value was estimated by discounting the scheduled cash flows through to estimated maturity using estimated discount rates based on current offering rates of comparable institutions with similar services.

The convertible senior notes are presented as a level 2 measurement. The guarantee liabilities are presented as a level 3 measurement, with fair value estimated by discounting expected future payouts, net charge off rates, expected collection rates and a discount rate for time value.
Assets measured at fair value on a nonrecurring basis
The Company measured its property and equipment, intangible assets and equity method investment at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. For equity investments without readily determinable fair values for which the Company elected to use the measurement alternative, the equity investment is measured at fair value on a nonrecurring basis when there is an orderly transaction for identical or similar investments of the same issuer. There were no observable price changes for equity investments since the acquisition date.
Assets and liabilities measured at fair value on a recurring basis
The Company measured its short-term investments, investment in equity method investee under fair value option and guarantee liabilities at fair value on a recurring basis. As the Company’s guarantee liabilities are not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of guarantee liabilities. Guarantee liabilities are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2019 and 2020.
The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2019 and 2020:

	As of December 31, 2019
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Guarantee liabilities	—	—	263,465,921	263,465,921

	As of December 31, 2020
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	5,042,314,438	—	5,042,314,438
Investment in equity method investee under fair value option	306,275,523	—	—	306,275,523
Liabilities:
Guarantee liabilities	—	—	11,697,633	11,697,633

	As of December 31, 2020
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investments	—	772,768,496	—	772,768,496
Investment in equity method investee under fair value option	46,938,777	—	—	46,938,777
Liabilities:
Guarantee liabilities	—	—	1,792,741	1,792,741

At December 31, 2019 and 2020, the discounted cash flow methodology is used to estimate the fair value of guarantee liabilities. The significant unobservable inputs used in the fair value measurement of guarantee liabilities include the discount rate and expected delinquency rates applied in the valuation models. These inputs in isolation can cause significant increases or decreases in fair value. Specifically, when a discounted cash flow model is used to determine fair value, the significant input used in the valuation model is the discount rate applied to present value the projected cash flows. Increases in the discount rate can significantly lower the fair value of guarantee liabilities; conversely a decrease in the discount rate can significantly increase the fair value of the guarantee liabilities. The discount rate is determined based on the market rates. Increase in the expected delinquency rates can significantly increase the fair value of guarantee liabilities; conversely a decrease in the expected delinquency rates can significantly decrease the fair value of guarantee liabilities.
Significant Unobservable Inputs

		Range of Inputs Weighted - Average As of December 31,
Financial Liabilities	Unobservable Input	2019	2020
Guarantee liabilities	Discount rates	4.35%	6.04%
	Expected delinquency rates	7.57%-10.20%	22.57%-23.03%
Refer to Note 11.1 for additional information about Level 3 guarantee liabilities measured at fair value on a recurring basis for the years ended December 31, 2019 and 2020.